Income Taxes (Detail Textuals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
PRC income tax rate	25.00%
Withholding income tax rate	10.00%
Withholding tax on dividends rate	5.00%
Statutory income tax rate	34.00%	34.00%
Corporate income tax rate effective in 2018	21.00%
Reduction in deferred tax assets due to change in tax rate	$ 4.4
Valuation allowance increased (decreased)	(7.2)	$ 2.9
U.S domestic
Operating Loss Carryforwards [Line Items]
Cumulative tax loss carryforwards	$ 29.3
Foreign
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	16.50%
Cumulative tax loss carryforwards	$ 25.5
Foreign | Hong Kong
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	16.50%
Foreign | Singapore
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	17.00%